Cash, Cash Equivalents and Restricted Cash	12 Months Ended
Dec. 31, 2023
Cash, Cash Equivalents and Restricted Cash
Cash, Cash Equivalents and Restricted Cash

4. Cash, Cash Equivalents and Restricted Cash

Cash, cash equivalents and restricted cash consisted of the following (in thousands):

	As of	As of	As of
	December 31, 2023	December 31, 2022	December 31, 2021
Cash and cash equivalents	$271,809	$267,668	$129,410
Restricted cash	—	—	346
Total	$271,809	$267,668	$129,756

The Company was required to maintain cash on a retention account as collateral for the then upcoming scheduled debt payments related to the now repaid Eurobank $30 mil. Facility, which was recorded in restricted cash under current assets as of December 31, 2021.